8% SENIOR CONVERTIBLE DEBENTURES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument, Redemption [Line Items]
Stated Interest Rate	8.00%	8.00%
Long-term Debt, Gross	$ 3,333,332	$ 0
Discount on convertible promissory notes	0	(50,467)
Current portion of 8% convertible promissory notes, net	931,942	0
8% Senior Convertible Debenture Issuance One [Member]
Debt Instrument, Redemption [Line Items]
Issue Date	Oct. 02, 2013
Maturity Date	Oct. 02, 2014
Stated Interest Rate	8.00%
Conversion Terms	Variable conversion price
Long-term Debt, Gross	1,788,889	0
8% Senior Convertible Debenture Issuance Two [Member]
Debt Instrument, Redemption [Line Items]
Issue Date	Sep. 06, 2013
Maturity Date	Sep. 06, 2014
Stated Interest Rate	8.00%
Conversion Terms	Variable conversion price
Long-term Debt, Gross	1,544,443	0
8% Senior Convertible Debenture Issuance One And Two [Member]
Debt Instrument, Redemption [Line Items]
Discount on convertible promissory notes	(2,401,390)	0
8% Senior Convertible Debentures [Member]
Debt Instrument, Redemption [Line Items]
Stated Interest Rate	8.00%
Current portion of 8% convertible promissory notes, net	$ 931,942	$ 0